Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation
Schedule of activities of the subsidiary

		2	1
Name	Domicile	Ownership and votes 2022	Ownership and votes 2021
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%